Label	Element	Value
AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	American Funds Fundamental Investors
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to achieve long-term growth of capital and income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 35 of the prospectus and on page 72 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	28.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	capitalgroup.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	oef_BarChartHeading	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Class F-2 Shares are not subject to sales charges.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were: Highest 19.30% (quarter ended June 30, 2020) Lowest -20.87% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.87%)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2024:
Thirty Day Yield Caption [Optional Text]	oef_ThirtyDayYieldCaption	Class F–2 annualized 30–day yield at December 31, 2024:
Thirty Day Yield Phone	oef_ThirtyDayYieldPhone	(800) 421-4225
Thirty Day Yield	oef_ThirtyDayYield	1.13%
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Market conditions [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Issuer risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Investing in growth-oriented stocks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Investing in income-oriented stocks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Investing outside the United States [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Management [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 631
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	750
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	880
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,259
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-1
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,635
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,635
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,131
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-4
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 774
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-5
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 418
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 235
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,395
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	135
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	421
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	729
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,395
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 810
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.23%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 411
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,097
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 240
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,168
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	140
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	437
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	755
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,168
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,061
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 871
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 480
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 356
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-2E
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,306
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class R-5E
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 530
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 356
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-T
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 314
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	450
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	598
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,028
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class T
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	566
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 958
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 468
AMERICAN FUNDS FUNDAMENTAL INVESTORS | Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 418
MSCI® World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.38%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.02%
Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.33%
Performance Inception Date	oef_PerfInceptionDate	Aug. 01, 1978
Class R-1
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.48%
Performance Inception Date	oef_PerfInceptionDate	Jun. 19, 2002
Class R-2
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.21%
Performance Inception Date	oef_PerfInceptionDate	May 21, 2002
Class R-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.84%
Performance Inception Date	oef_PerfInceptionDate	Jun. 04, 2002
Class R-4
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.26%
Performance Inception Date	oef_PerfInceptionDate	Jul. 25, 2002
Class R-5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.32%
Performance Inception Date	oef_PerfInceptionDate	May 15, 2002
Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.14%
Performance Inception Date	oef_PerfInceptionDate	Mar. 15, 2001
Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.40%
Performance Inception Date	oef_PerfInceptionDate	Mar. 15, 2001
Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.87%
Performance Inception Date	oef_PerfInceptionDate	Feb. 15, 2002
Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.84%
Performance Inception Date	oef_PerfInceptionDate	Feb. 15, 2002
Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.51%
Performance Inception Date	oef_PerfInceptionDate	Mar. 07, 2002
Class 529-F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.61%
Performance Inception Date	oef_PerfInceptionDate	Sep. 23, 2002
Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	3.61%
Annual Return [Percent]	oef_AnnlRtrPct	12.77%
Annual Return [Percent]	oef_AnnlRtrPct	23.57%
Annual Return [Percent]	oef_AnnlRtrPct	(6.43%)
Annual Return [Percent]	oef_AnnlRtrPct	27.87%
Annual Return [Percent]	oef_AnnlRtrPct	15.20%
Annual Return [Percent]	oef_AnnlRtrPct	22.73%
Annual Return [Percent]	oef_AnnlRtrPct	(16.49%)
Annual Return [Percent]	oef_AnnlRtrPct	26.16%
Annual Return [Percent]	oef_AnnlRtrPct	23.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.94%
Performance Inception Date	oef_PerfInceptionDate	Aug. 01, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.37%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.59%
Class R-6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.13%
Performance Inception Date	oef_PerfInceptionDate	May 01, 2009
Class R-2E
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.24%
Performance Inception Date	oef_PerfInceptionDate	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.77%
Performance Inception Date	oef_PerfInceptionDate	Nov. 20, 2015
Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.01%
Performance Inception Date	oef_PerfInceptionDate	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.10%
Performance Inception Date	oef_PerfInceptionDate	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.15%
Performance Inception Date	oef_PerfInceptionDate	Oct. 30, 2020

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.